Warrant Liability - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted (Detail) - Warrant liability [member]	12 Months Ended
	Dec. 31, 2022 £ / shares	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Expected volatility	95.00%	75.00%
Risk-free interest rate	3.99%	0.90%
Expected life of warrants (years)	6 months	1 year 6 months
Market price of ADS | (per share)	£ 0.75	$ 1.6
Model used	Black-Scholes	Black-Scholes